Financial instruments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)
Assets:
Cash and cash equivalents		₨ 14,829	$ 203		₨ 2,053
Other investments		151
Derivative financial instruments		1,218	17		1,105
Liabilities:
Trade and other payables		23,744	325		16,659
Derivative financial instruments		326	4		1,602
Long-term borrowings		7,163			5,570	[1]
Short-term borrowings		23,136	316		16,441
Bank overdraft		9	$ 0	[2]	91
Total carrying value [Member]
Assets:
Cash and cash equivalents		14,829			2,053
Other investments	[3]	24,702			24,015
Trade and other receivables		49,759			52,015
Derivative financial instruments		1,218			1,105
Other assets	[4]	2,626			4,170
Total		93,134			83,358
Liabilities:
Trade and other payables		23,744			16,659
Derivative financial instruments		326			1,602
Long-term borrowings		7,163			5,570
Short-term borrowings		23,136			16,441
Bank overdraft		9			91
Other liabilities and provisions	[5]	23,233			25,317
Total		77,611			65,680
Total fair value [Member]
Assets:
Cash and cash equivalents		14,829			2,053
Other investments	[3]	24,702			24,015
Trade and other receivables		49,759			52,015
Derivative financial instruments		1,218			1,105
Other assets	[4]	2,626			4,170
Total		93,134			83,358
Liabilities:
Trade and other payables		23,744			16,659
Derivative financial instruments		326			1,602
Long-term borrowings		7,163			5,570
Short-term borrowings		23,136			16,441
Bank overdraft		9			91
Other liabilities and provisions	[5]	23,233			25,317
Total		₨ 77,611			₨ 65,680

[1]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs.
[2]	Rounded to the nearest million.
[3]	Interest accrued but not due on investments is included in other assets.
[4]	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.12,717 and Rs.10,476 as of March 31, 2021 and 2020, respectively, are not included.
[5]	Amounts as of March 31, 2021 includes contingent consideration of Rs.420 pursuant to the Business Transfer Agreement with Wockhardt Limited (Refer to Note 6 for details).